Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2022
Registrant Name	dei_EntityRegistrantName	ETF Series Solutions
Entity Central Index Key	dei_EntityCentralIndexKey	0001540305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 14, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jul. 17, 2023
Prospectus Date	rr_ProspectusDate	Dec. 15, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A